Investment In Equity Method Investees - Summary of Financial Information For Equity Accounted Investees (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Profit (Loss)	$ (13,891)	$ (5,872)	$ (33,077)	$ (24,266)
Total Assets	106,752		104,006	17,843
Total Liabilities	272,153		255,414	133,690
Equity Method Investee [Member]
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Revenue	0	1	1	34
Amortization	500	500	2,000	2,000
Other expenses	0	0	0	20
Profit (Loss)	(500)	$ (499)	(1,999)	(1,986)
Total Assets	4,841		5,390	7,393
Total Liabilities	$ 282		$ 266	$ 270